Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis
The Plan's financial instruments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

Financial Instrument	Fair Value Hierarchy	Fair Value
		2025	2024
Investments measured at fair value
Mutual funds	Level 1	$702,160,215	$650,545,282
Money market fund	Level 1	328,276	267,733
Unitized employer stock fund:
PulteGroup, Inc. common stock	Level 1	86,878,755	87,584,785
Money market fund	Level 1	2,932,143	3,416,633

Investments measured at net asset value
Common collective trust funds		652,625,174	517,566,754
		$1,444,924,563	$1,259,381,187